FIDELITY
CONTRAFUND(REGISTERED TRADEMARK) II

ANNUAL REPORT

JUNE 30, 1999

(2 FIDELITY LOGO GRAPHICS)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   18  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  22  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  26  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          27

OF SPECIAL NOTE        28

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY CONTRAFUND II          21.74%       26.00%

FIDELITY CONTRAFUND II (INCL.   18.09%       22.22%
3.00% SALES CHARGE)

S&P 500 (registered trademark)  22.76%       26.81%

Growth Funds Average            18.87%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,067 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  LIFE OF FUND

FIDELITY CONTRAFUND II         21.74%       20.31%

FIDELITY CONTRAFUND II (INCL.  18.09%       17.41%
3.00% SALES CHARGE)

S&P 500                        22.76%       20.93%

Growth Funds Average           18.87%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmatic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND

             Contrafund II               S&P 500
             00339                       SP001
  1998/03/31       9700.00                    10000.00
  1998/04/30       9738.80                    10100.60
  1998/05/31       9457.50                     9926.97
  1998/06/30      10039.50                    10330.20
  1998/07/31       9787.30                    10220.19
  1998/08/31       7992.80                     8742.55
  1998/09/30       8691.20                     9302.60
  1998/10/31       8914.30                    10059.27
  1998/11/30       9797.00                    10668.97
  1998/12/31      10805.80                    11283.71
  1999/01/31      11416.90                    11755.60
  1999/02/28      10999.80                    11390.23
  1999/03/31      11630.30                    11845.96
  1999/04/30      11921.30                    12304.75
  1999/05/31      11717.60                    12014.24
  1999/06/30      12222.00                    12681.03
IMATRL PRASUN   SHR__CHT 19990630 19990716 090001 R00000000000018

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by June 30, 1999, the value of the investment would have grown to $12,222 - a 22.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,681 - a 26.81% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

An eventful year for domestic stock
markets ended on an upbeat note,
as the Federal Reserve Board backed
off from its bias shift toward raising
interest rates and switched to a
neutral position on June 30, 1999.
Despite the Fed's simultaneous
quarter-point rate hike that same
day, stock markets jumped for joy
- figuratively, if not literally - on
news of the shift, sending several
equity indexes into record-high
territory. For the 12 months ending
June 30, 1999, the Dow Jones
Industrial Average - an index of 30
blue-chip stocks - returned
24.58%. The tech-heavy NASDAQ
Index rose a staggering 42.29%,
while the Standard & Poor's 500
Index - a popular measure of U.S.
stock markets - returned 22.76%
during the same one-year period.
Late last summer and early fall,
financial and economic crises in
Asian and emerging markets
contributed to precipitous drops
in U.S. equity markets. Shortly
thereafter, the Fed stepped in with
three consecutive interest-rate cuts
to help restore confidence and
liquidity to the markets. Its actions
revived the bull market, which
roared into the second quarter of
1999, with a handful of large-cap
growth stocks - particularly in the
technology sector - leading the
charge. By mid-April, however,
as corporate earnings broadened
and the global economy improved,
investors rotated out of the
expensive large-cap growth stocks,
and into smaller, economically
sensitive cyclical and value stocks.

(PHOTOGRAPH OF JASON WEINER)

An interview with Jason Weiner, Portfolio Manager of Contrafund II

Q. HOW DID THE FUND PERFORM, JASON?

A. The fund finished the period slightly behind the Standard & Poor's 500 Index but comfortably ahead of its peer group. For the 12 months that ended June 30, 1999, the fund returned 21.74%, compared to 22.76% for the S&P 500 and 18.87% for the growth funds average monitored by Lipper Inc.

Q. WHAT FACTORS WERE PARTICULARLY RELEVANT TO THE FUND'S PERFORMANCE?

A. The fund's technology holdings, which comprised the largest sector weighting during the period, were a helpful influence on performance. Technology sub-groups in which the fund had successful investments included software, networking and Internet-related stocks. Cable and broadcasting stocks from the media and leisure sector also helped, as did long-distance and wireless telecommunications stocks in the utilities sector. On the downside, performance was limited by the fund's large concentration of small- and mid-capitalization stocks going into last fall's correction, when investors fled these stocks for the perceived greater safety of large-cap holdings. During the first half of 1999, the fund also was hurt by an underexposure to cyclical stocks, which rallied in the last few months of the period. Cyclical stocks are especially sensitive to fluctuations in the economy and are included in categories such as energy, paper, chemicals, metals and mining, and industrial equipment.

Q. HOW DID THE FUND'S POSITIONING CHANGE DURING THE PERIOD?

A. Last fall, when stocks declined sharply, I substantially increased the average market capitalization of the fund's holdings. Toward the end of the period, however, the fund's average capitalization crept lower, as I noticed small- and mid-cap shares participating in the rally in cyclical stocks that began in April. In addition, during the third quarter of 1998, I increased the fund's technology weighting but scaled it back later in the period after technology stocks had a good run. Early in 1999, I added to the fund's energy and energy service holdings in anticipation of a rally resulting from higher crude oil prices. When this rally transpired as expected, I reduced energy-related holdings because I felt that the rally in oil prices had played itself out. Other than energy stocks, the fund did not have a particular focus on cyclical stocks. It is true that these stocks can have periods of outstanding performance when the economy is growing rapidly. However, as a long-term strategy, I favor the stocks of companies capable of more consistent earnings growth.

Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?

A. America Online was one of the fund's best performers, benefiting from continued strong growth in subscribers, advertising and electronic commerce. I liquidated the position when the stock reached what I considered an excessively high valuation. Another helpful holding was Abercrombie & Fitch. The company, a specialty clothing retailer, experienced rapid growth in new and existing stores. MCI WorldCom also did well, based on the telecommunications company's positioning as a leader in the high-growth markets of data and Internet traffic. Finally, the stock of Time Warner, a diversified entertainment company with extensive interests in the cable industry, was strong. The story there was investors' ongoing appreciation of the value of Time Warner's cable assets for delivery of broadband access to the home. Furthermore, Time Warner owns other prized cable assets such as the HBO network.

Q. WHAT HOLDINGS DISAPPOINTED YOU?

A. Saville Systems was one of last fall's small-cap disappointments. The company provides billing software and services to competitive local exchange carriers (CLECs), the next-generation local telephone companies that are competing against the regional Bell operating companies. Last fall's credit crunch, combined with a relatively limited universe of possible customers, caused the stock to plummet. NBTY, formerly Nature's Bounty, weakened due to stiffer competition and the absence of any new blockbuster products in the nutritional supplement market. I liquidated the fund's positions in both stocks.

Q. WHAT'S YOUR OUTLOOK, JASON?

A. The rebound in stock prices last fall was driven largely by the aggressive actions of the Federal Reserve Board in lowering interest rates. During 1999, stocks have responded to the improved earnings prospects attributable to an economy that's growing faster than most people expected. Going forward, however, I have to wonder whether investors have been too enthusiastic in bidding up share prices in some sectors, especially in view of the recent upward trend in interest rates. In the current environment of rich stock valuations, the fund's emphasis on the stocks priced at reasonable valuations relative to their growth outlooks seems especially appropriate. In other words, I've constructed a portfolio of earnings growth without extended valuations.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(CHECKMARK)
FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
companies whose value FMR
believes is not fully recognized
by the public

FUND NUMBER: 339

TRADING SYMBOL: FCONX

START DATE: March 31, 1998

SIZE: as of June 30, 1999,
more than $900 million

MANAGER: Jason Weiner, since
inception; manager, Fidelity
Export and Multinational
Fund,1997-1998; Fidelity
Select Computers Portfolio,
1996-1997; Fidelity Select
Air Transportation Portfolio,
1994-1996; joined Fidelity
in 1991

JASON WEINER ON BALANCING
GROWTH AND VALUE:

"The fund has the goal of
long-term capital appreciation,
but as its name implies, there's
also a value component to the
fund's strategy. Where do I look for
growth and value? To some extent,
I'm once again looking at stocks
with a smaller capitalization than
that of the average S&P 500 stock.
Although the average
capitalization of the fund's
holdings is higher than it was at
the beginning of the period, I still
believe there are many
opportunities in smaller stocks
and am hopeful that the recently
improved performance of the sector
is indicative of more to come.

"The fund also takes a very
selective approach to the
`hottest' sectors of the market,
which currently include
semiconductor and Internet
stocks. What I aim for is to keep
the fund's overall earnings growth
prospects approximately 50%
higher than the projected
earnings growth for the S&P 500
index. At the same time, I try to
maintain the fund's composite
price-to-earnings ratio at the same
level as that of the index. Higher
earnings growth than the index
combined with comparable value
should, in theory, lead to superior
returns."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF JUNE 30,
1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                   4.1                      2.4

Fannie Mae                        3.1                      2.1

MCI WorldCom, Inc.                2.9                      3.0

Lilly (Eli) & Co.                 2.9                      1.9

Merck & Co., Inc.                 2.3                      1.2

Abercrombie & Fitch Co. Class A   2.1                      3.1

CIGNA Corp.                       2.1                      0.0

Republic Services, Inc. Class A   1.9                      0.0

Freddie Mac                       1.8                      2.2

Cardinal Health, Inc.             1.8                      0.0

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        16.8                     19.2

FINANCE                           15.4                     10.0

HEALTH                            13.5                     12.8

RETAIL & WHOLESALE                10.2                     4.7

UTILITIES                         8.4                      7.6



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *                    AS OF DECEMBER 31, 1998 **

Stocks 97.6%                             Stocks 91.0%

Short-term Investments 2.4%              Short-Term Investments 9.0%

* FOREIGN INVESTMENTS  3.3%               ** FOREIGN INVESTMENTS 3.8%

Row: 1, Col: 1, Value: 97.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4

Row: 1, Col: 1, Value: 91.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.0

INVESTMENTS JUNE 30, 1999
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 97.6%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.0%

AEROSPACE & DEFENSE - 0.5%

Textron, Inc.                     55,000                     $ 4,527,188

DEFENSE ELECTRONICS - 0.5%

Raytheon Co. Class B              70,000                      4,926,250

TOTAL AEROSPACE & DEFENSE                                     9,453,438

BASIC INDUSTRIES - 2.0%

CHEMICALS & PLASTICS - 1.2%

Fuller (H.B.) Co.                 44,700                      3,056,363

Georgia Gulf Corp.                270,000                     4,556,250

Spartech Corp.                    100,000                     3,162,500

                                                              10,775,113

METALS & MINING - 0.8%

Alcoa, Inc.                       120,000                     7,425,000

TOTAL BASIC INDUSTRIES                                        18,200,113

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.4%

Southdown, Inc.                   60,300                      3,874,275

REAL ESTATE INVESTMENT TRUSTS
- 0.8%

Indymac Mortgage Holdings,        150,000                     2,400,000
Inc.

Starwood Hotels & Resorts         160,000                     4,890,000
Worldwide, Inc.

                                                              7,290,000

TOTAL CONSTRUCTION & REAL                                     11,164,275
ESTATE

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.5%

SPX Corp.                         51,700                      4,316,950

HOME FURNISHINGS - 0.8%

Maxim Group, Inc. (a)             254,300                     2,209,231

Miller (Herman), Inc.             260,000                     5,460,000

                                                              7,669,231

TOTAL DURABLES                                                11,986,181

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - 5.4%

ENERGY SERVICES - 1.4%

BJ Services Co. (a)               160,000                    $ 4,710,000

Smith International, Inc. (a)     200,000                     8,687,500

                                                              13,397,500

OIL & GAS - 4.0%

Apache Corp.                      150,000                     5,850,000

Cooper Cameron Corp. (a)          100,000                     3,706,250

Mobil Corp.                       101,000                     9,999,000

Santa Fe Snyder Corp. (a)         471,500                     3,595,188

Texaco, Inc.                      65,000                      4,062,500

USX-Marathon Group                150,000                     4,884,375

Vintage Petroleum, Inc.           385,000                     4,138,750

                                                              36,236,063

TOTAL ENERGY                                                  49,633,563

FINANCE - 15.4%

BANKS - 3.8%

Bank of New York Co., Inc.        275,000                     10,089,063

Chase Manhattan Corp.             177,100                     15,341,288

Comerica, Inc.                    97,000                      5,765,438

U.S. Bancorp                      115,000                     3,910,000

                                                              35,105,789

CREDIT & OTHER FINANCE - 3.6%

Associates First Capital          110,000                     4,874,375
Corp. Class A

Citigroup, Inc.                   184,500                     8,763,750

Concord EFS, Inc. (a)             141,000                     5,966,063

MBNA Corp.                        277,500                     8,498,438

Providian Financial Corp.         50,000                      4,675,000

                                                              32,777,626

FEDERAL SPONSORED CREDIT - 4.9%

Fannie Mae                        414,300                     28,327,763

Freddie Mac                       282,900                     16,408,200

                                                              44,735,963

INSURANCE - 3.1%

Ambac Financial Group, Inc.       90,000                      5,141,250

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Berkshire Hathaway, Inc.          58                         $ 3,996,200
Class A (a)

CIGNA Corp.                       212,400                     18,903,600

                                                              28,041,050

TOTAL FINANCE                                                 140,660,428

HEALTH - 13.5%

DRUGS & PHARMACEUTICALS - 9.1%

Genzyme Corp.                     18,796                      82,820

Genzyme Corp. (General            105,000                     5,092,500
Division)

Immunex Corp. (a)                 10,000                      1,274,375

Lilly (Eli) & Co.                 366,200                     26,229,075

Merck & Co., Inc.                 279,500                     20,683,000

PE Corp. (Biosystems Group)       50,000                      5,737,500

Quintiles Transnational Corp.     215,000                     9,030,000
(a)

Schering-Plough Corp.             140,000                     7,420,000

Sepracor, Inc. (a)                48,600                      3,948,750

Transkaryotic Therapies, Inc.     105,000                     3,465,000
(a)

                                                              82,963,020

MEDICAL EQUIPMENT & SUPPLIES
- 3.5%

Biomet, Inc.                      102,600                     4,078,350

Cardinal Health, Inc.             255,000                     16,351,875

Johnson & Johnson                 60,000                      5,880,000

Resmed, Inc. (a)                  180,000                     5,973,750

                                                              32,283,975

MEDICAL FACILITIES MANAGEMENT
- 0.9%

Health Management Associates,     592,100                     6,661,125
Inc. Class A (a)

Medquist, Inc. (a)                35,000                      1,531,250

                                                              8,192,375

TOTAL HEALTH                                                  123,439,370

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.2%

Case Corp.                        119,800                     5,765,375

Ingersoll-Rand Co.                67,900                      4,388,038

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Mettler-Toledo International,     200,000                    $ 4,962,500
Inc. (a)

Parker-Hannifin Corp.             100,000                     4,575,000

                                                              19,690,913

POLLUTION CONTROL - 1.9%

Republic Services, Inc. Class     710,000                     17,572,500
A

TOTAL INDUSTRIAL MACHINERY &                                  37,263,413
EQUIPMENT

MEDIA & LEISURE - 7.3%

BROADCASTING - 6.3%

AT&T Corp. (Liberty Media         280,000                     10,290,000
Group) Class A (a)

Clear Channel Communications,     75,000                      5,170,313
Inc. (a)

Comcast Corp. Class A             160,000                     6,150,000
(special)

Cox Communications, Inc.          323,200                     11,897,800
Class A (a)

MediaOne Group, Inc.              115,000                     8,553,125

Time Warner, Inc.                 205,185                     15,081,098

                                                              57,142,336

RESTAURANTS - 1.0%

Foodmaker, Inc. (a)               100,000                     2,837,500

McDonald's Corp.                  150,000                     6,196,875

                                                              9,034,375

TOTAL MEDIA & LEISURE                                         66,176,711

NONDURABLES - 6.6%

BEVERAGES - 2.5%

Anheuser-Busch Companies,         130,000                     9,221,875
Inc.

Canandaigua Wine, Inc. Class      175,000                     9,176,563
A (a)

Coors (Adolph) Co. Class B        95,000                      4,702,500

                                                              23,100,938

FOODS - 2.4%

Dean Foods Co.                    121,300                     5,041,531

Earthgrains Co.                   106,500                     2,749,031

Heinz (H.J.) Co.                  150,000                     7,518,750

Keebler Foods Co. (a)             210,000                     6,378,750

                                                              21,688,062

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 1.7%

Philip Morris Companies, Inc.     375,000                    $ 15,070,313

TOTAL NONDURABLES                                             59,859,313

RETAIL & WHOLESALE - 10.2%

APPAREL STORES - 2.4%

Abercrombie & Fitch Co. Class     400,200                     19,209,600
A (a)

Wet Seal, Inc. Class A (a)        99,000                      2,833,875

                                                              22,043,475

DRUG STORES - 1.3%

CVS Corp.                         138,600                     7,033,950

Duane Reade, Inc. (a)             134,100                     4,106,813

                                                              11,140,763

GENERAL MERCHANDISE STORES -
1.6%

Dollar Tree Stores, Inc. (a)      185,300                     8,153,200

Nordstrom, Inc.                   130,000                     4,355,000

Saks, Inc. (a)                    74,500                      2,151,188

                                                              14,659,388

GROCERY STORES - 2.5%

Kroger Co. (a)                    285,000                     7,962,188

Safeway, Inc. (a)                 300,000                     14,850,000

                                                              22,812,188

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.4%

Office Depot, Inc. (a)            723,950                     15,972,147

Williams-Sonoma, Inc. (a)         175,800                     6,120,038

                                                              22,092,185

TOTAL RETAIL & WHOLESALE                                      92,747,999

SERVICES - 4.1%

ADVERTISING - 0.8%

Young & Rubicam, Inc.             165,000                     7,497,188

EDUCATIONAL SERVICES - 0.2%

Apollo Group, Inc. Class A (a)    67,700                      1,798,281

SERVICES - 3.1%

Block (H&R), Inc.                 190,600                     9,530,000

Carriage Services, Inc. Class     225,000                     4,218,750
A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Catalina Marketing Corp. (a)      25,000                     $ 2,300,000

CheckFree Holdings Corp. (a)      231,900                     6,391,744

Manpower, Inc.                    195,000                     4,411,875

Student Advantage, Inc.           125,000                     1,187,500

                                                              28,039,869

TOTAL SERVICES                                                37,335,338

TECHNOLOGY - 16.8%

COMMUNICATIONS EQUIPMENT - 2.9%

Cisco Systems, Inc. (a)           203,000                     13,080,813

Nokia AB sponsored ADR            143,000                     13,093,438

                                                              26,174,251

COMPUTER SERVICES & SOFTWARE
- 10.5%

Advantage Learning Systems,       300,000                     6,637,500
Inc. (a)

Amdocs Ltd.                       200,000                     4,550,000

Ask Jeeves, Inc.                  200                         2,800

At Home Corp. Series A (a)        195,000                     10,517,813

Brocade Communications            25,500                      2,459,156
Systems, Inc.

Clarent Corp.                     600                         9,000

DST Systems, Inc. (a)             8,400                       528,150

IMS Health, Inc.                  49,800                      1,556,250

Medical Manager Corp. (a)         5,600                       247,800

Meta Group, Inc. (a)              210,000                     3,228,750

Microsoft Corp. (a)               419,000                     37,788,553

National Instrument Corp. (a)     30,000                      1,211,250

Project Software &                2,700                       84,375
Development, Inc. (a)

Sabre Group Holdings, Inc.        183,400                     12,608,750
Class A (a)

VeriSign, Inc. (a)                107,200                     9,246,000

Visual Networks, Inc. (a)         170,000                     5,440,000

                                                              96,116,147

COMPUTERS & OFFICE EQUIPMENT
- 1.2%

Comverse Technology, Inc. (a)     95,500                      7,210,250

SCI Systems, Inc.                 79,000                      3,752,500

                                                              10,962,750

ELECTRONICS - 2.2%

Celestica, Inc. (sub-vtg.)        100,000                     4,354,960

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

National Semiconductor Corp.      452,500                    $ 11,453,906
(a)

Texas Instruments, Inc.           30,000                      4,350,000

                                                              20,158,866

TOTAL TECHNOLOGY                                              153,412,014

TRANSPORTATION - 0.3%

TRUCKING & FREIGHT - 0.3%

Expeditors International of       110,000                     2,997,500
Washington, Inc.

UTILITIES - 8.4%

CELLULAR - 1.5%

ALLTEL Corp.                      80,000                      5,720,000

Vodafone AirTouch PLC             37,500                      7,387,500
sponsored ADR

                                                              13,107,500

ELECTRIC UTILITY - 0.3%

CILCORP, Inc.                     48,100                      3,006,250

GAS - 0.4%

Ocean Energy, Inc. (a)            400,000                     3,850,000

TELEPHONE SERVICES - 6.2%

Cincinnati Bell, Inc.             525,200                     13,097,175

MCI WorldCom, Inc. (a)            305,014                     26,250,267

Metromedia Fiber Network,         160,000                     5,750,000
Inc. Class A (a)

Sprint Corp. (FON Group)          100,000                     5,281,250

WinStar Communications, Inc.      124,500                     6,069,375
(a)

                                                              56,448,067

TOTAL UTILITIES                                               76,411,817

TOTAL COMMON STOCKS                                           890,741,473
(Cost $795,072,258)

CASH EQUIVALENTS - 2.4%



Taxable Central Cash Fund (b)     21,940,506                  21,940,506
(Cost $21,940,506)

TOTAL INVESTMENT IN                                           $ 912,681,979
SECURITIES - 100%
(Cost $817,012,764)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.84%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $826,730,276. Net unrealized appreciation aggregated $85,951,703, of which $114,138,497 related to appreciated investment securities and $28,186,794 related to depreciated investment securities.

The fund hereby designates approximately $422,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                             JUNE 30, 1999

ASSETS

Investment in securities, at                 $ 912,681,979
value (cost $817,012,764) -
See accompanying schedule

Cash                                          673,853

Receivable for investments                    30,723,965
sold

Receivable for fund shares                    1,387,109
sold

Dividends receivable                          647,099

Interest receivable                           158,972

 TOTAL ASSETS                                 946,272,977

LIABILITIES

Payable for investments        $ 35,385,714
purchased

Payable for fund shares         1,433,578
redeemed

Accrued management fee          414,451

Other payables and accrued      233,187
expenses

Collateral on securities        7,871,700
loaned, at value

 TOTAL LIABILITIES                            45,338,630

NET ASSETS                                   $ 900,934,347

Net Assets consist of:

Paid in capital                              $ 761,877,301

Undistributed net investment                  7,603
income

Accumulated undistributed net                 43,379,628
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   95,669,815
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 71,497,764                   $ 900,934,347
shares outstanding

NET ASSET VALUE and                           $12.60
redemption price per share
($900,934,347 (divided by)
71,497,764 shares)

Maximum offering price per                    $12.99
share (100/97.00 of $12.60)

STATEMENT OF OPERATIONS
                                              YEAR ENDED JUNE 30, 1999

INVESTMENT INCOME                             $ 3,382,127
Dividends

Interest (including income on                  1,490,074
securities loaned  of
$160,723)

 TOTAL INCOME                                  4,872,201

EXPENSES

Management fee Basic fee         $ 3,316,233

 Performance adjustment           8,814

Transfer agent fees               1,355,725

Accounting and security           268,992
lending fees

Non-interested trustees'          1,696
compensation

Custodian fees and expenses       6,851

Registration fees                 262,832

Audit                             37,523

Legal                             3,416

Miscellaneous                     697

 Total expenses before            5,262,779
reductions

 Expense reductions               (361,475)    4,901,304

NET INVESTMENT INCOME (LOSS)                   (29,103)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            51,163,550

 Foreign currency transactions    38,344       51,201,894

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            79,238,214

 Assets and liabilities in        600          79,238,814
foreign currencies

NET GAIN (LOSS)                                130,440,708

NET INCREASE (DECREASE) IN                    $ 130,411,605
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                YEAR ENDED JUNE 30, 1999  MARCH 31, 1998 (COMMENCEMENT
                                                          OF OPERATIONS) TO JUNE 30,
                                                          1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment       $ (29,103)                $ (160,293)
income (loss)

 Net realized gain (loss)        51,201,894                (7,787,378)

 Change in net unrealized        79,238,814                16,431,001
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      130,411,605               8,483,330
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions Net           800,818,387               343,953,540
proceeds from sales of shares

 Cost of shares redeemed         (349,421,640)             (33,310,875)

 NET INCREASE (DECREASE) IN      451,396,747               310,642,665
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)      581,808,352               319,125,995
IN NET ASSETS

NET ASSETS

 Beginning of period             319,125,995               -

 End of period (including       $ 900,934,347             $ 319,125,995
undistributed net investment
income of $7,603 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                            73,179,837                34,157,092

 Redeemed                        (32,500,988)              (3,338,177)

 Net increase (decrease)         40,678,849                30,818,915


FINANCIAL HIGHLIGHTS
YEARS ENDED JUNE 30,             1999       1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.35    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00        (.01)

Net realized and unrealized       2.25       .36
gain (loss)

Total from investment             2.25       .35
operations

Net asset value, end of period   $ 12.60    $ 10.35

TOTAL RETURN B, C                 21.74%     3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 900,934  $ 319,126
(000 omitted)

Ratio of expenses to average      .93%       1.28% A
net assets

Ratio of expenses to average      .86% F     1.23% A, F
net assets after  expense
reductions

Ratio of net investment           (.01)%     (.28)% A
income (loss) to average net
assets

Portfolio turnover rate           293%       141% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE
30, 1998.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended June 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,054,883,576 and $1,598,920,275, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment took effect March 1, 1999. For the period, the management fee was equivalent to an annual rate of .59% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $2,139,834 on sales of shares of the fund of which $2,135,677 was retained.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $284,636 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $8,142,125. The fund received cash collateral of $7,781,700.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $346,029 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,295 and $151, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Contrafund II:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund II (a fund of Fidelity Hastings Street Trust ) at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   August 6, 1999

DISTRIBUTIONS

The Board of Trustees of Fidelity Contrafund II voted to pay on August 9, 1999, to shareholders of record at the opening of business on August 6, 1999, a distribution of $.72 per share derived from capital gains realized from sales of portfolio securities.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0  To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER

Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Jason L. Weiner, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated
 Service  Telephone (AUTOMATED GRAPHIC)   1-800-544-5555
(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

CII-ANN-0899  82077
1.705796.101

(FIDELITY LOGO GRAPHIC)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY FIFTY SM

ANNUAL REPORT

JUNE 30, 1999

(2 FIDELITY LOGOS)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   15  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  19  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  24  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          25

OF SPECIAL NOTE        26

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty has a 3% sales charge, which was waived beginning January 1, 1995 through December 31, 1998. Effective January 1, 1999, the fund's 3% sales charge has been reinstated.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY FIFTY                    29.38%       199.01%       204.38%

FIDELITY FIFTY (INCL. 3.00%       25.50%       190.04%       195.25%
SALES CHARGE)

S&P 500 (registered trademark)    22.76%       241.86%       238.38%

Capital Appreciation Funds        20.04%       160.85%       n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 264 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY FIFTY                 29.38%       24.49%        21.21%

FIDELITY FIFTY (INCL. 3.00%    25.50%       23.73%        20.58%
SALES CHARGE)

S&P 500                        22.76%       27.87%        23.45%

Capital Appreciation Funds     20.04%       19.28%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND

Fidelity Fifty  S&P 500
$33,838
$29,525
$
'99

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by June 30, 1999, the value of the investment would have grown to $29,525 - a 195.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,838 - a 238.38% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

An eventful year for domestic stock
markets ended on an upbeat note,
as the Federal Reserve Board backed
off from its bias shift toward raising
interest rates and switched to a
neutral position on June 30, 1999.
Despite the Fed's simultaneous
quarter-point rate hike that same
day, stock markets jumped for joy
- figuratively, if not literally - on
news of the shift, sending several
equity indexes into record-high
territory. For the 12 months ending
June 30, 1999, the Dow Jones
Industrial Average - an index of 30
blue-chip stocks - returned
24.58%. The tech-heavy NASDAQ
Index rose a staggering 42.29%,
while the Standard & Poor's 500
Index - a popular measure of U.S.
stock markets - returned 22.76%
during the same one-year period.
Late last summer and early fall,
financial and economic crises in
Asian and emerging markets
contributed to precipitous drops
in U.S. equity markets. Shortly
thereafter, the Fed stepped in with
three consecutive interest-rate cuts
to help restore confidence and
liquidity to the markets. Its actions
revived the bull market, which
roared into the second quarter of
1999 with a handful of large-cap
growth stocks - particularly in the
technology sector - leading the
charge. By mid-April, however,
as corporate earnings broadened
and the global economy improved,
investors rotated out of the
expensive large-cap growth stocks,
and into smaller, economically
sensitive cyclical and value stocks.

(PHOTOGRAPH OF JOHN MURESIANU)

An interview with John Muresianu, Portfolio Manager of Fidelity Fifty

Q. HOW DID THE FUND PERFORM, JOHN?

A. Quite well. For the 12 months that ended June 30, 1999, the fund had a total return of 29.38%. That topped the total return of the fund's benchmark index, the Standard & Poor's 500 Index, which was 22.76% during the same period. The fund also beat the capital appreciation funds average, which was up 20.04% during the period, according to Lipper Inc.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING DURING THE
PERIOD?

A. The fund benefited from strong security selection in the technology and utilities sectors. Most of its gains came from having a high concentration in Internet stocks during the first quarter of the year. Other technology holdings, such as Microsoft, also helped. The fund did gain some from industry selection, with its average underweightings in nondurables, finance, energy and health care relative to its benchmark, which helped as these sectors underperformed the broader market.

Q. WHAT CHANGES HAVE YOU MADE TO THE PORTFOLIO SINCE TAKING OVER THE FUND IN JANUARY?

A. I adjusted the fund's positioning significantly in terms of sector weightings and stock selection. I overweighted the portfolio in technology stocks in the first quarter, specifically those involved with the Internet. I am a strong believer in the power of major Internet brands to reshape the future course of business. I chose to take profits in the second quarter, selling some shares after their sharp rise in the first quarter. Meanwhile, I shifted some assets to a few of the cyclical names in energy, industrial machinery and equipment, and basic industries that had lagged the market in 1998. And instead of investing directly in Internet pure plays, I moved to more indirect beneficiaries like IBM.

Q. WHICH HOLDINGS CONTRIBUTED TO PERFORMANCE DURING THE PERIOD?

A. America Online, Amazon.com and Yahoo! were three of the top overall contributors, as these companies benefited from explosive revenue growth and expanding multiples. I sold off the fund's positions in each of these holdings later in the period based on fundamentals and price considerations. MCI WorldCom offered a healthy lift as investors viewed the company as ideally positioned to capture the benefits of data delivery and the Internet. Microsoft rallied on the company's much-anticipated release of both Office 2000 and Windows 2000.

Q. WHICH HOLDINGS DETRACTED?

A. Prior to taking over the fund in January, the portfolio's smaller-capitalization bias hurt performance in the third quarter of 1998, as investors shunned small caps in favor of larger companies. Also during this time, FIRSTPLUS Financial, a sub-prime home-equity lender, was hurt after the securitization market, on which it relies for external financing, all but disappeared. The fund no longer owns FIRSTPLUS Financial. Blue chips Gillette and Coca-Cola retreated as well on fears that global economic problems would limit profit growth.

Q. WOULD YOU DESCRIBE YOUR INVESTMENT STYLE AS AGGRESSIVE?

A. I will, from time to time, make very large stock or sector bets, which will increase the fund's volatility. Currently, there aren't any such bets in the fund, but this could change at any time. I invest where I see the most undervaluation relative to the superior long-term opportunity. This strategy, at different times, could have me heavily invested in growth, value or even a blend of the two styles. I can move aggressively across style boundaries, or even market capitalizations. I'm simply looking for the best long-term growth stories out there regardless of size, shape or color.

Q. WHAT'S YOUR OUTLOOK?

A. It's an extremely risky market environment. Stocks could suffer if the Fed changes its mind and shifts back to a tightening bias from its neutral positioning. The market is likely to remain jittery over inflation concerns, rising interest rates and the Year 2000 change-over. The fact is, I'm a stock picker, and I don't see the value in speculating on things that I can't predict. Should the macroeconomic environment remain favorable, and the market continue broadening, strong stock picking could be handsomely rewarded in the coming months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(CHECKMARK)
FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities,
normally 50 to 60 stocks

FUND NUMBER: 500

TRADING SYMBOL: FFTYX

START DATE: September 17,
1993

SIZE: as of June 30, 1999,
more than $522 million

MANAGER: John Muresianu,
since January 1999; manager,
Fidelity American Trust
Portfolio, since 1997; Fidelity
Advisor Utilities Growth
Fund, 1996-1997; several
Fidelity Select Portfolios,
1992-1997; joined Fidelity
in 1986

JOHN MURESIANU ON THE
ROLE OF PARADIGM SHIFTS
IN PORTFOLIO MANAGEMENT:

"Much of my analysis revolves
around paradigm shifts, or major
structural changes or trends in a
particular industry that will have
a profound impact on the
investment landscape. Having
been trained as a historian, I have
a longer-term time horizon than
most in that, instead of looking at
only one or two quarters in either
direction, I focus on the 10- to
20-year timeframe. This helps me
recognize changes in long-term
trends, allowing for early entry
and exit once the change has been
fully discounted. A good example
of this is the Internet, which saves
people time and money, and
enhances the quality of their lives.
Some time ago, many skeptical
investors viewed the Internet as
simply a fad; I saw it as a real,
fundamental change in consumer
habits and business practices. As
such, I bought stocks such as
Amazon.com, Yahoo! and AOL,
selling them when the consensus
had become overwhelmingly
positive and after the market had
priced in a full appreciation of the
power of the medium. Another
example involves the deregulation
of electric utilities in the
1990s. As a utilities fund manager
at the time, my sector allocation
and stock selection benefited from
my early recognition of the impact
that deregulation would have on
utility stocks. Consequently, I
avoided high-cost electric utilities
and overweighted gas utilities,
which benefited from
consolidation."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF JUNE 30,
1999

                               % OF FUND'S INVESTMENTS       % OF FUND'S INVESTMENTS IN
                                                             THESE STOCK 6 MONTHS AGO

Schlumberger Ltd.               5.3                           0.0

Microsoft Corp.                 4.3                           6.0

AT&T Corp.                      3.5                           1.7

Philip Morris Companies, Inc.   3.4                           0.0

Cisco Systems, Inc.             3.3                           1.0

Lucent Technologies, Inc.       3.1                           0.0

General Electric Co.            3.0                           0.0

Waste Management, Inc.          2.9                           0.0

PG&E Corp.                      2.5                           1.3

Wal-Mart Stores, Inc.           2.3                           0.0

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                               % OF FUND'S INVESTMENTS       % OF FUND'S INVESTMENTS IN
                                                             THESE MARKET SECTORS 6
                                                             MONTHS AGO

TECHNOLOGY                      20.3                          22.8

UTILITIES                       15.3                          16.4

HEALTH                          12.4                          6.9

FINANCE                         8.6                           12.2

ENERGY                          7.6                           3.5

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JUNE 30, 1999 *

                               Stocks 92.9%

                               Short-term  Investments  and
                               net  other assets 7.1%

* FOREIGN INVESTMENTS 10.1%

                               Stocks and  equity futures
                               98.6%

                               Short-term  Investments  and
                               net  other assets 1.4%

** FOREIGN INVESTMENTS 4.1%



Row: 1, Col: 1, Value: 92.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.1

Row: 1, Col: 1, Value: 92.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.4

INVESTMENTS JUNE 30, 1999

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 91.9%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.3%

DEFENSE ELECTRONICS - 1.3%

Raytheon Co. Class A              100,000                    $ 6,887,500

BASIC INDUSTRIES - 2.9%

CHEMICALS & PLASTICS - 1.7%

E.I. du Pont de Nemours and       131,300                     8,969,431
Co.

METALS & MINING - 1.2%

Phelps Dodge Corp.                100,000                     6,193,750

TOTAL BASIC INDUSTRIES                                        15,163,181

ENERGY - 7.6%

ENERGY SERVICES - 5.3%

Schlumberger Ltd.                 439,900                     28,016,128

OIL & GAS - 2.3%

Exxon Corp.                       153,900                     11,869,538

TOTAL ENERGY                                                  39,885,666

FINANCE - 8.6%

BANKS - 1.5%

Bank One Corp.                    73,600                      4,383,800

Wells Fargo & Co.                 78,800                      3,368,700

                                                              7,752,500

CREDIT & OTHER FINANCE - 1.0%

Citigroup, Inc.                   115,850                     5,502,875

FEDERAL SPONSORED CREDIT - 4.0%

Fannie Mae                        130,500                     8,922,938

Freddie Mac                       120,500                     6,989,000

SLM Holding Corp.                 114,300                     5,236,369

                                                              21,148,307

INSURANCE - 2.1%

American International Group,     32,000                      3,746,000
Inc.

Berkshire Hathaway, Inc.          105                         7,234,500
Class A (a)

                                                              10,980,500

TOTAL FINANCE                                                 45,384,182

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - 12.4%

DRUGS & PHARMACEUTICALS - 10.8%

American Home Products Corp.      66,800                     $ 3,841,000

Biogen, Inc. (a)                  93,600                      6,019,650

Bristol-Myers Squibb Co.          87,300                      6,149,194

Lilly (Eli) & Co.                 69,800                      4,999,425

Merck & Co., Inc.                 80,000                      5,920,000

PE Corp.:

(Biosystems Group)                58,900                      6,758,775

(Celera Genomics Group)           129,500                     2,096,281

Pfizer, Inc.                      30,800                      3,380,300

Pharmacia & Upjohn, Inc.          100,000                     5,681,250

Schering-Plough Corp.             126,500                     6,704,500

Warner-Lambert Co.                80,500                      5,584,688

                                                              57,135,063

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Guidant Corp.                     85,800                      4,413,338

Medtronic, Inc.                   47,000                      3,660,125

                                                              8,073,463

TOTAL HEALTH                                                  65,208,526

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.9%

ELECTRICAL EQUIPMENT - 3.0%

General Electric Co.              138,800                     15,684,400

POLLUTION CONTROL - 2.9%

Waste Management, Inc.            287,800                     15,469,250

TOTAL INDUSTRIAL MACHINERY &                                  31,153,650
EQUIPMENT

MEDIA & LEISURE - 5.8%

BROADCASTING - 2.7%

CBS Corp. (a)                     204,000                     8,861,250

Clear Channel Communications,     78,300                      5,397,806
Inc. (a)

                                                              14,259,056

ENTERTAINMENT - 1.2%

Disney (Walt) Co.                 201,200                     6,199,475

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 1.9%

McDonald's Corp.                  119,600                    $ 4,940,975

Starbucks Corp. (a)               140,900                     5,292,556

                                                              10,233,531

TOTAL MEDIA & LEISURE                                         30,692,062

NONDURABLES - 6.0%

BEVERAGES - 0.8%

Coca-Cola Co. (The)               66,500                      4,156,250

HOUSEHOLD PRODUCTS - 1.8%

Gillette Co.                      106,200                     4,354,200

Procter & Gamble Co.              60,400                      5,390,700

                                                              9,744,900

TOBACCO - 3.4%

Philip Morris Companies, Inc.     446,100                     17,927,644

TOTAL NONDURABLES                                             31,828,794

RETAIL & WHOLESALE - 5.1%

APPAREL STORES - 1.5%

Abercrombie & Fitch Co. Class     59,000                      2,832,000
A (a)

Gap, Inc.                         103,200                     5,198,700

                                                              8,030,700

GENERAL MERCHANDISE STORES -
2.3%

Wal-Mart Stores, Inc.             252,400                     12,178,300

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Home Depot, Inc.                  76,400                      4,923,025

Intimate Brands, Inc. Class A     38,850                      1,840,519

                                                              6,763,544

TOTAL RETAIL & WHOLESALE                                      26,972,544

SERVICES - 0.7%

Medpartners, Inc. (a)             500,000                     3,781,250

TECHNOLOGY - 20.3%

COMMUNICATIONS EQUIPMENT - 9.5%

Cisco Systems, Inc. (a)           269,800                     17,385,238

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Lucent Technologies, Inc.         245,900                    $ 16,582,881

Nokia AB sponsored ADR            120,800                     11,060,750

Northern Telecom Ltd.             60,000                      5,168,524

                                                              50,197,393

COMPUTER SERVICES & SOFTWARE
- 6.5%

Ask Jeeves, Inc.                  100                         1,400

Clarent Corp.                     300                         4,500

International Business            90,000                      11,632,500
Machines Corp.

Microsoft Corp. (a)               251,500                     22,682,156

                                                              34,320,556

COMPUTERS & OFFICE EQUIPMENT
- 1.9%

Hewlett-Packard Co.               100,000                     10,050,000

ELECTRONICS - 2.4%

Intel Corp.                       93,500                      5,563,250

Texas Instruments, Inc.           50,000                      7,250,000

                                                              12,813,250

TOTAL TECHNOLOGY                                              107,381,199

UTILITIES - 15.3%

CELLULAR - 1.6%

Vodafone AirTouch PLC             42,700                      8,411,900
sponsored ADR

ELECTRIC UTILITY - 3.7%

Dominion Resources, Inc.          153,800                     6,661,463

PG&E Corp.                        400,000                     13,000,000

                                                              19,661,463

TELEPHONE SERVICES - 10.0%

Ameritech Corp.                   89,000                      6,541,500

AT&T Corp.                        331,200                     18,485,100

MCI WorldCom, Inc. (a)            128,900                     11,093,456

SBC Communications, Inc.          200,000                     11,600,000

Sprint Corp. (FON Group)          96,200                      5,080,563

                                                              52,800,619

TOTAL UTILITIES                                               80,873,982

TOTAL COMMON STOCKS                                           485,212,536
(Cost $453,522,683)

CASH EQUIVALENTS - 8.1%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     42,959,681                 $ 42,959,681
(Cost $42,959,681)

TOTAL INVESTMENT IN                                          $ 528,172,217
SECURITIES - 100%
(Cost $496,482,364)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.84%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION

Distribution of investments by country of issue, as a percentage of total net assets is as follows:

United States of America       82.8%

Netherlands Antilles           5.4

Finland                        2.1

United Kingdom                 1.6

Canada                         1.0

Short-term Investments   and   7.1
net other assets

                               100.0%

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $500,961,088. Net unrealized appreciation aggregated $27,211,129, of which $41,990,308 related to appreciated investment securities and $14,779,179 related to depreciated investment securities.

The fund hereby designates approximately $11,781,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                             JUNE 30, 1999

ASSETS

Investment in securities, at                $ 528,172,217
value (cost $496,482,364) -
See accompanying schedule

Receivable for investments                   2,023,148
sold

Receivable for fund shares                   6,016,969
sold

Dividends receivable                         530,912

Interest receivable                          311,428

Other receivables                            50,926

 TOTAL ASSETS                                537,105,600

LIABILITIES

Payable to custodian bank      $ 2,207

Payable for investments         10,770,450
purchased

Payable for fund shares         3,865,159
redeemed

Accrued management fee          208,251

Other payables and accrued      182,564
expenses

 TOTAL LIABILITIES                           15,028,631

NET ASSETS                                  $ 522,076,969

Net Assets consist of:

Paid in capital                             $ 436,219,375

Undistributed net investment                 1,125,208
income

Accumulated undistributed net                53,043,821
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  31,688,565
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 24,403,642                  $ 522,076,969
shares outstanding

NET ASSET VALUE and                          $21.39
redemption price per share
($522,076,969 (divided by)
24,403,642 shares)

Maximum offering price per                   $22.05
share (100/97.00 of $21.39)

STATEMENT OF OPERATIONS
                                               YEAR ENDED JUNE 30, 1999

INVESTMENT INCOME                              $ 1,757,651
Dividends

Interest (including income on                   1,443,988
securities loaned  of
$288,058)

 TOTAL INCOME                                   3,201,639

EXPENSES

Management fee Basic fee         $ 1,611,780

 Performance adjustment           (350,479)

Transfer agent fees               667,162

Accounting and security           137,151
lending fees

Non-interested trustees'          805
compensation

Custodian fees and expenses       19,986

Registration fees                 150,212

Audit                             18,299

Legal                             20,433

Interest                          3,647

Miscellaneous                     342

 Total expenses before            2,279,338
reductions

 Expense reductions               (90,114)      2,189,224

NET INVESTMENT INCOME                           1,012,415

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            51,927,970

 Foreign currency transactions    (14,277)

 Futures contracts                1,892,352     53,806,045

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (1,533,632)

 Assets and liabilities in        (1,288)
foreign currencies

 Futures contracts                (388,142)     (1,923,062)

NET GAIN (LOSS)                                 51,882,983

NET INCREASE (DECREASE) IN                     $ 52,895,398
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JUNE 30, 1999  YEAR ENDED JUNE 30,
                                                           1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 1,012,415               $ 494,044
income

 Net realized gain (loss)         53,806,045                21,111,377

 Change in net unrealized         (1,923,062)               9,699,300
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       52,895,398                31,304,721
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (220,177)                 (495,564)
From net investment income

 From net realized gain           (7,371,283)               (20,129,202)

 TOTAL DISTRIBUTIONS              (7,591,460)               (20,624,766)

Share transactions Net            861,346,449               203,058,297
proceeds from sales of shares

 Reinvestment of distributions    7,510,494                 20,420,206

 Cost of shares redeemed          (584,704,549)             (197,674,155)

 NET INCREASE (DECREASE) IN       284,152,394               25,804,348
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       329,456,332               36,484,303
IN NET ASSETS

NET ASSETS

 Beginning of period              192,620,637               156,136,334

 End of period (including        $ 522,076,969             $ 192,620,637
undistributed net investment
income of $1,125,208 and
$335,632, respectively)

OTHER INFORMATION
Shares

 Sold                             42,455,516                12,278,921

 Issued in reinvestment of        472,062                   1,311,377
distributions

 Redeemed                         (29,688,090)              (12,000,886)

 Net increase (decrease)          13,239,488                1,589,412

FINANCIAL HIGHLIGHTS

YEARS ENDED JUNE 30,             1999       1998       1997       1996       1995



SELECTED PER-SHARE DATA

Net asset value, beginning       $ 17.25    $ 16.31    $ 14.00    $ 13.10    $ 10.17
of period

Income from Investment
Operations

Net investment income             .07  C     .04 C      .07 C      .15        .08

Net realized and unrealized       4.76       2.95       3.16       2.12       2.97
gain (loss)

Total from investment             4.83       2.99       3.23       2.27       3.05
operations

Less Distributions

 From net investment income       (.02)      (.05)      (.09)      (.13)      (.02)

From net realized gain            (.67)      (2.00)     (.83)      (1.24)     (.10)

Total distributions               (.69)      (2.05)     (.92)      (1.37)     (.12)

Net asset value, end of period   $ 21.39    $ 17.25    $ 16.31    $ 14.00    $ 13.10

TOTAL RETURN A, B                 29.38%     20.06%     24.75%     18.46%     30.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 522,077  $ 192,621  $ 156,136  $ 180,983  $ 128,572
(000 omitted)

Ratio of expenses to average      .83%       .80%       .88%       1.03%      1.22%
net assets

Ratio of expenses to average      .79% D     .77% D     .84% D     .99% D     1.19% D
net assets after expense
reductions

Ratio of net investment           .37%       .27%       .53%       1.20%      1.15%
income to average net assets

Portfolio turnover rate           316%       121%       131%       152%       180%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended June 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,067,139,732 and $809,888,537, respectively.

The market value of futures contracts opened and closed during the period amounted to $68,627,482 and $80,120,892, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .46% of average net assets after the performance adjustment.

SALES LOAD. Effective January 1, 1999, Fidelity Distributors
Corporation (FDC), an affiliate of FMR and the general distributor of the fund, has reinstated the sales charge on the sale of shares of the fund.

For the period, FDC received sales charges of $996,380 on sales of shares of the fund of which $994,577 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $132,930 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end there were no loans outstanding.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time

6. BANK BORROWINGS - CONTINUED

to time. The average daily loan balances during the period for which loans were outstanding amounted to $5,248,600. The weighted average interest rate was 5.0%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $80,734 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,620 and $4,760, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fifty:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fifty (a fund of Fidelity Hastings Street Trust) at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Fifty's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   August 6, 1999

DISTRIBUTIONS

The Board of Trustees of Fidelity Fifty voted to pay on August 9, 1999, to shareholders of record at the opening of business on August 6, 1999, a distribution of $1.43 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.03 per share from net investment income.

A total of 42% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0  To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management &
 Research Company
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
John M. Muresianu, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Richard M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated  Service  Telephone (AUTOMATED GRAPHIC)
1-800-544-5555
(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

FIF-ANN-0899   82079
1.705709.101

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
GROWTH & INCOME II
PORTFOLIO

ANNUAL REPORT

JUNE 30, 1999

(2 Fidelity Logos)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   17  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  21  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  25  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          26

OF SPECIAL NOTE        27

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After much speculation about the U.S. Federal Reserve Board's near-term monetary policy, stock and bond investors breathed a sigh of relief when the Fed shifted to a neutral position on rates following its widely anticipated quarter-point increase in short-term rates on June 30. This switch in bias helped the S&P 500(registered trademark) and NASDAQ soar to record-closing highs, and sent yields on the bellwether 30-year Treasury back below 6%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIOD ENDED JUNE 30, 1999      LIFE OF FUND

FIDELITY GROWTH & INCOME II     7.81%

S&P 500 (registered trademark)  12.74%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

$10,000 LIFE OF FUND

             Growth & Income II          S&P 500
             00361                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10100.00                    10031.66
  1999/01/31      10290.00                    10451.19
  1999/02/28      10060.00                    10126.36
  1999/03/31      10360.00                    10531.52
  1999/04/30      10640.00                    10939.40
  1999/05/31      10340.00                    10681.13
  1999/06/30      10781.46                    11273.93
IMATRL PRASUN   SHR__CHT 19990630 19990730 101247 R00000000000010

$10,000 LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income II Portfolio on December 28, 1998, when the fund started. As the chart shows, by June 30, 1999, the value of the investment would have grown to $10,781 - a 7.81% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $11,274 - a 12.74% increase.

(CHECKMARK)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

An eventful year for domestic stock
markets ended on an upbeat note,
as the Federal Reserve Board backed
off from its bias shift toward raising
interest rates and switched to a
neutral position on June 30, 1999.
Despite the Fed's simultaneous
quarter-point rate hike that same
day, stock markets jumped for joy
- figuratively, if not literally - on
news of the shift, sending several
equity indexes into record-high
territory. For the 12 months ending
June 30, 1999, the Dow Jones
Industrial Average - an index of 30
blue-chip stocks - returned
24.58%. The tech-heavy NASDAQ
Index rose a staggering 42.29%,
while the Standard & Poor's 500
Index - a popular measure of U.S.
stock markets - returned 22.76%
during the same one-year period.
Late last summer and early fall,
financial and economic crises in
Asian and emerging markets
contributed to precipitous drops
in U.S. equity markets. Shortly
thereafter, the Fed stepped in with
three consecutive interest-rate cuts
to help restore confidence and
liquidity to the markets. Its actions
revived the bull market, which
roared into the second quarter of
1999 with a handful of large-cap
growth stocks - particularly in the
technology sector - leading the
charge. By mid-April, however,
as corporate earnings broadened
and the global economy improved,
investors rotated out of the
expensive large-cap growth stocks
and into smaller, economically
sensitive cyclical and value stocks.

(Photograph of Louis Salemy)

An interview with Louis Salemy, Portfolio Manager of Fidelity Growth & Income II Portfolio

Q. HOW DID THE FUND PERFORM, LOUIS?

A. It was a disappointing period in terms of relative performance, although the fund's absolute return was respectable. From inception on December 28, 1998, through June 30, 1999, the fund returned 7.81%, trailing the 12.74% return of the Standard & Poor's 500 Index. Going forward, we will look at the fund's performance at six- and 12-month intervals and compare it to its peer group.

Q. WHAT PREVENTED THE FUND FROM KEEPING UP WITH THE INDEX?

A. After a positive first quarter, the fund lost ground over the next three months. The main contributing factor was a dramatic shift in investor interest from growth to value stocks. Surprisingly strong growth in the U.S. economy and improving prospects overseas, along with surging crude oil prices, led investors to seek out the shares of cyclical companies - those that are especially sensitive to fluctuations in the economy. Examples of cyclical stocks would be those in the energy, paper, chemicals and industrial equipment sectors. Since the fund favors the shares of companies that tend to have steady, dependable earnings growth, it was hurt by these developments. For instance, pharmaceutical stocks, where the fund was overweighted relative to the index, had been one of the best-performing categories during 1998, but underperformed badly in the first six months of 1999. Rising interest rates were another factor that detracted from performance. The fund had some large positions in several financial stocks that fare better when interest rates are stable or falling. Finally, the fund's position of almost 10% in cash equivalents held back performance.

Q. WHY DID THE FUND HAVE SUCH A LARGE POSITION IN CASH EQUIVALENTS?

A. I started 1999 with a fairly cautious outlook, especially in view of the market's relatively high valuations. Although April, May and June provided some grounds for questioning my judgment, it was still unclear as the period ended whether the rally in cyclical shares was a short-term phenomenon or the beginning of an important new trend. At the end of June, other commodities had failed to confirm the rally in crude oil, leaving open the possibility that many cyclical stocks had far exceeded the price levels justified by underlying supply and demand considerations. I wanted to have some buying power in the event of a correction in stock prices.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?

A. Citigroup was one of the fund's best performers and also one of its largest holdings. The stock benefited from the synergies resulting from the recent merger of Citicorp with Travelers Group, as well as strong earnings growth in its Salomon Smith Barney brokerage unit. Microsoft, a core technology holding, also did well. The company continued to beat earnings estimates and generate substantial cash flow. Another outstanding performer, American Express, benefited from favorable earnings in its international operations compared to those of last year, which were weakened by lower Asian demand. The company's domestic business also continued to perform well.

Q. WHAT HOLDINGS FAILED TO PERFORM UP TO YOUR EXPECTATIONS?

A. Philip Morris was by far the biggest detractor from performance. The company lost two important lawsuits, and the federal government filed suit against the company to recover Medicare funds spent on smoking-related ailments. The shares of pharmaceutical giant Eli Lilly suffered from competitive pressure on some of the company's leading drugs and the general move away from growth stocks. Finally, rising interest rates hurt financial sector holdings Freddie Mac and Fannie Mae, as did a perceived pricing war between them.

Q. WHAT'S YOUR OUTLOOK, LOUIS?

A. During the second half of 1999, I'll be watching the economy closely to see whether growth is picking up or decelerating. If the trend is toward faster growth, I may shift more of the fund's assets into cyclicals and other economically sensitive shares. Second, I'll be monitoring the technology sector to see if spending there accelerates. If so, I'll consider adding more technology stocks to the fund's portfolio. The jury is still out on these trends and, if the economy begins to slow, the fund's positioning in solid growth stocks could be timely.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS
GOAL: seeks a high total
return through a combination
of current income and capital
appreciation by investing
mainly in common stocks

FUND NUMBER: 361

TRADING SYMBOL: FGRTX

START DATE: December 28,
1998

SIZE: as of June 30, 1999,
more than $216 million

MANAGER: Louis Salemy, since
inception; manager, Fidelity
VIP: Growth & Income
Portfolio, since 1998;
various Fidelity Select
Portfolios, 1992-1998;
joined Fidelity in 1992

LOUIS SALEMY ON THE FUND'S
POSITIONING IN FINANCE STOCKS
DURING A PERIOD OF RISING RATES:

"The fund's largest sector weighting
during the period was finance, at
roughly 22% of assets as of June 30,
1999. Some investors, thinking that
finance stocks typically perform
poorly in a time of rising interest
rates, might wonder about the
fund's emphasis on this sector.
"Although some of the fund's finance
holdings are vulnerable to rising
interest rates, many respond well
to such an environment. For
example, companies with credit
card operations benefit from an
accelerating economy. As economic
activity picks up, consumers
increase their credit card
spending, resulting in higher
revenues to card issuers from
finance charges and service fees.
Similarly, consumer finance
companies see increased use of
their services during good
economic times. Moreover, both
credit card and consumer finance
companies tend to benefit from
the improved credit quality
characteristic of a strong
economy. Finally, some companies
in the finance sector have
overseas operations that would
likely get a boost from a pickup in
economic activity abroad.
"In fact, the fund is fairly well
balanced between finance stocks
that benefit from rising interest
rates and those that flourish in an
environment of stable to lower
rates."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF JUNE 30,
1999

                               % OF FUND'S INVESTMENTS      % OF FUND'S INVESTMENTS IN
                                                            THESE STOCKS 6 MONTHS AGO

Associates First Capital        4.3                          4.6
Corp. Class A

Fannie Mae                      3.5                          2.4

Microsoft Corp.                 3.3                          4.6

Citigroup, Inc.                 3.0                          4.1

General Electric Co.            3.0                          3.8

American Express Co.            3.0                          2.2

Merck & Co., Inc.               2.5                          4.5

Philip Morris Companies, Inc.   2.5                          3.7

Exxon Corp.                     2.4                          1.1

Freddie Mac                     2.4                          2.3

TOP FIVE MARKET SECTORS AS OF
JUNE 30, 1999

                               % OF FUND'S INVESTMENTS      % OF FUND'S INVESTMENTS IN
                                                            THESE MARKET SECTORS 6
                                                            MONTHS AGO

FINANCE                         21.6                         21.5

TECHNOLOGY                      12.8                         12.9

HEALTH                          11.5                         14.4

UTILITIES                       8.9                          10.8

NONDURABLES                     8.3                          12.6

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JUNE 30, 1999 *

                               Stocks 90.2%

                               Short-term Investments 9.8%


* FOREIGN INVESTMENTS      3.1%

AS OF DECEMBER 31, 1998 **
    Stocks 100.0%

    Short-term Investments 0.0%

** FOREIGN INVESTMENTS      2.8%


Row: 1, Col: 1, Value: 90.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.800000000000001

Row: 1, Col: 1, Value: 100.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0

INVESTMENTS JUNE 30, 1999

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 90.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.1%

DEFENSE ELECTRONICS - 0.6%

Litton Industries, Inc. (a)       17,200                     $ 1,234,100

SHIP BUILDING & REPAIR - 0.5%

General Dynamics Corp.            15,790                      1,081,615

TOTAL AEROSPACE & DEFENSE                                     2,315,715

BASIC INDUSTRIES - 1.7%

CHEMICALS & PLASTICS - 0.7%

Lyondell Chemical Co.             53,800                      1,109,625

Nalco Chemical Co.                6,700                       347,563

                                                              1,457,188

PACKAGING & CONTAINERS - 1.0%

Ball Corp.                        22,600                      954,850

Owens-Illinois, Inc. (a)          37,900                      1,238,856

                                                              2,193,706

TOTAL BASIC INDUSTRIES                                        3,650,894

CONSTRUCTION & REAL ESTATE -
1.4%

REAL ESTATE INVESTMENT TRUSTS
- 1.4%

Equity Office Properties Trust    37,010                      948,381

Equity Residential Properties     22,330                      1,006,246
Trust (SBI)

Public Storage, Inc.              36,190                      1,013,320

                                                              2,967,947

DURABLES - 1.7%

AUTOS, TIRES, & ACCESSORIES -
1.7%

Federal-Mogul Corp.               26,100                      1,357,200

Ford Motor Co.                    29,300                      1,653,619

General Motors Corp.              11,650                      768,900

                                                              3,779,719

ENERGY - 6.2%

OIL & GAS - 6.2%

BP Amoco PLC sponsored ADR        22,779                      2,471,522

Chevron Corp.                     11,870                      1,129,876

Exxon Corp.                       68,240                      5,263,010

Mobil Corp.                       11,060                      1,094,940

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Royal Dutch Petroleum Co. (NY     39,130                     $ 2,357,583
Registry Gilder 1.25)

Texaco, Inc.                      19,510                      1,219,375

                                                              13,536,306

FINANCE - 21.6%

BANKS - 3.5%

Bank of New York Co., Inc.        63,190                      2,318,283

Mellon Bank Corp.                 28,700                      1,043,963

Wachovia Corp.                    50,600                      4,329,463

                                                              7,691,709

CREDIT & OTHER FINANCE - 10.7%

American Express Co.              50,000                      6,506,250

Associates First Capital          211,790                     9,384,939
Corp. Class A

Citigroup, Inc.                   137,725                     6,541,938

Household International, Inc.     17,620                      834,748

                                                              23,267,875

FEDERAL SPONSORED CREDIT - 5.9%

Fannie Mae                        111,090                     7,595,779

Freddie Mac                       89,130                      5,169,540

                                                              12,765,319

INSURANCE - 1.5%

American International Group,     17,510                      2,049,764
Inc.

Hartford Financial Services       20,700                      1,207,069
Group, Inc.

                                                              3,256,833

TOTAL FINANCE                                                 46,981,736

HEALTH - 11.5%

DRUGS & PHARMACEUTICALS - 8.9%

Bristol-Myers Squibb Co.          63,240                      4,454,468

Lilly (Eli) & Co.                 53,200                      3,810,450

Merck & Co., Inc.                 74,160                      5,487,840

Schering-Plough Corp.             20,700                      1,097,100

Warner-Lambert Co.                65,710                      4,558,631

                                                              19,408,489

MEDICAL EQUIPMENT & SUPPLIES
- 1.8%

Baxter International, Inc.        15,380                      932,413

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Becton, Dickinson & Co.           30,110                     $ 903,300

Johnson & Johnson                 21,370                      2,094,260

                                                              3,929,973

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Health Management Associates,     151,090                     1,699,763
Inc. Class A (a)

TOTAL HEALTH                                                  25,038,225

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.6%

ELECTRICAL EQUIPMENT - 3.4%

Emerson Electric Co.              16,080                      1,011,030

General Electric Co.              57,740                      6,524,620

                                                              7,535,650

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

Ingersoll-Rand Co.                18,640                      1,204,610

Tyco International Ltd.           14,080                      1,334,080

                                                              2,538,690

TOTAL INDUSTRIAL MACHINERY &                                  10,074,340
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 0.5%

CBS Corp. (a)                     24,732                      1,074,296

Chancellor Media Corp. (a)        100                         5,513

                                                              1,079,809

ENTERTAINMENT - 0.7%

Disney (Walt) Co.                 30,600                      942,863

Scientific Games Holdings         30,180                      588,510
Corp. (a)

                                                              1,531,373

LODGING & GAMING - 0.4%

Station Casinos, Inc. (a)         43,444                      885,171

PUBLISHING - 0.5%

Central Newspapers, Inc.          2,300                       86,538
Class A

Times Mirror Co. Class A          17,470                      1,035,098

                                                              1,121,636

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.8%

Starbucks Corp. (a)               19,100                     $ 717,444

Tricon Global Restaurants,        19,210                      1,039,741
Inc. (a)

                                                              1,757,185

TOTAL MEDIA & LEISURE                                         6,375,174

NONDURABLES - 8.3%

BEVERAGES - 1.8%

Coors (Adolph) Co. Class B        14,610                      723,195

PepsiCo, Inc.                     55,770                      2,157,602

Whitman Corp.                     54,430                      979,740

                                                              3,860,537

FOODS - 1.0%

Bestfoods                         22,330                      1,105,335

Ralston Purina Co.                37,050                      1,127,709

                                                              2,233,044

HOUSEHOLD PRODUCTS - 3.0%

Clorox Co.                        22,100                      2,360,556

Procter & Gamble Co.              48,140                      4,296,495

                                                              6,657,051

TOBACCO - 2.5%

Philip Morris Companies, Inc.     133,330                     5,358,199

TOTAL NONDURABLES                                             18,108,831

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 0.7%

Gap, Inc.                         29,280                      1,474,980

DRUG STORES - 0.5%

CVS Corp.                         20,000                      1,015,000

GENERAL MERCHANDISE STORES -
2.7%

Costco Companies, Inc. (a)        26,690                      2,136,868

Dayton Hudson Corp.               19,310                      1,255,150

Wal-Mart Stores, Inc.             52,620                      2,538,915

                                                              5,930,933

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 17,400                      861,300

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Bed Bath & Beyond, Inc. (a)       31,890                     $ 1,227,765

Home Depot, Inc.                  15,890                      1,023,912

                                                              2,251,677

TOTAL RETAIL & WHOLESALE                                      11,533,890

SERVICES - 1.6%

ADVERTISING - 1.6%

Omnicom Group, Inc.               25,400                      2,032,000

Outdoor Systems, Inc. (a)         37,810                      1,380,065

                                                              3,412,065

TECHNOLOGY - 12.8%

COMMUNICATIONS EQUIPMENT - 1.4%

Cisco Systems, Inc. (a)           29,700                      1,913,794

Lucent Technologies, Inc.         17,100                      1,153,181

                                                              3,066,975

COMPUTER SERVICES & SOFTWARE
- 6.7%

Ask Jeeves, Inc.                  100                         1,400

Automatic Data Processing,        55,580                      2,445,520
Inc.

Clarent Corp.                     100                         1,500

DST Systems, Inc. (a)             23,000                      1,446,125

Equifax, Inc.                     27,960                      997,823

IMS Health, Inc.                  75,780                      2,368,125

Microsoft Corp. (a)               78,800                      7,106,775

Unisys Corp. (a)                  3,100                       120,706

                                                              14,487,974

COMPUTERS & OFFICE EQUIPMENT
- 3.1%

EMC Corp. (a)                     17,540                      964,700

Hewlett-Packard Co.               13,200                      1,326,600

Lexmark International Group,      9,520                       628,915
Inc. Class A (a)

Pitney Bowes, Inc.                42,700                      2,743,475

Xerox Corp.                       18,300                      1,080,844

                                                              6,744,534

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - 1.6%

Intel Corp.                       30,780                     $ 1,831,410

Solectron Corp. (a)               25,760                      1,717,870

                                                              3,549,280

TOTAL TECHNOLOGY                                              27,848,763

TRANSPORTATION - 0.6%

RAILROADS - 0.6%

Burlington Northern Santa Fe      41,212                      1,277,572
Corp.

UTILITIES - 8.9%

CELLULAR - 1.6%

ALLTEL Corp.                      18,910                      1,352,065

Vodafone AirTouch PLC             10,100                      1,989,700
sponsored ADR

                                                              3,341,765

ELECTRIC UTILITY - 0.4%

IPALCO Enterprises, Inc.          42,100                      891,994

TELEPHONE SERVICES - 6.9%

Ameritech Corp.                   20,800                      1,528,800

AT&T Corp.                        71,710                      4,002,314

BellSouth Corp.                   21,630                      1,013,906

Cincinnati Bell, Inc.             55,200                      1,376,550

MCI WorldCom, Inc. (a)            53,120                      4,571,640

SBC Communications, Inc.          44,310                      2,569,980

                                                              15,063,190

TOTAL UTILITIES                                               19,296,949

TOTAL COMMON STOCKS                                           196,198,126
(Cost $188,013,503)

CASH EQUIVALENTS - 9.8%



Taxable Central Cash Fund (b)     21,259,891                  21,259,891
(Cost $21,259,891)

TOTAL INVESTMENT IN                                           $ 217,458,017
SECURITIES - 100%
(Cost $209,273,394)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash
Fund was 4.84%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At June 30, 1999, the aggregate cost of investment securities for income tax purposes was $209,521,890. Net unrealized appreciation aggregated $7,936,127, of which $13,129,573 related to appreciated investment securities and $5,193,446 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JUNE 30, 1999

ASSETS

Investment in securities, at                 $ 217,458,017
value (cost $209,273,394) -
See accompanying schedule

Receivable for investments                    1,597,739
sold

Receivable for fund shares                    525,269
sold

Dividends receivable                          207,181

Interest receivable                           60,661

 TOTAL ASSETS                                 219,848,867

LIABILITIES

Payable for investments         $ 2,925,031
purchased

Payable for fund shares          423,683
redeemed

Accrued management fee           82,328

Other payables and accrued       128,596
expenses

 TOTAL LIABILITIES                            3,559,638

NET ASSETS                                   $ 216,289,229

Net Assets consist of:

Paid in capital                              $ 207,346,077

Accumulated undistributed net                 758,529
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   8,184,623
(depreciation) on investments

NET ASSETS, for 20,113,974                   $ 216,289,229
shares outstanding

NET ASSET VALUE, offering                     $10.75
price and redemption price
per share ($216,289,229
(divided by) 20,113,974
shares)

STATEMENT OF OPERATIONS
                                       DECEMBER 28, 1998
                                      (COMMENCEMENT OF OPERATIONS)
                                       TO JUNE 30, 1999

INVESTMENT INCOME                         $ 792,032
Dividends

Interest                                   340,924

 TOTAL INCOME                              1,132,956

EXPENSES

Management fee                 $ 313,583

Transfer agent fees             198,360

Accounting fees and expenses    37,458

Non-interested trustees'        142
compensation

Custodian fees and expenses     34,882

Registration fees               136,261

Audit                           19,551

Legal                           124

Miscellaneous                   486

 Total expenses before          740,847
reductions

 Expense reductions             (11,757)   729,090

NET INVESTMENT INCOME                      403,866

REALIZED AND UNREALIZED GAIN               943,152
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   8,184,623
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            9,127,775

NET INCREASE (DECREASE) IN                $ 9,531,641
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
                                 DECEMBER 28, 1998
                                 (COMMENCEMENT OF OPERATIONS)
                                 TO JUNE 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 403,866
income

 Net realized gain (loss)         943,152

 Change in net unrealized         8,184,623
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       9,531,641
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (403,866)
 From net investment income

 In excess of net investment      (184,623)
income

 Total distributions              (588,489)

Share transactions Net            234,891,043
proceeds from sales of shares

 Reinvestment of distributions    561,168

 Cost of shares redeemed          (28,106,134)

 NET INCREASE (DECREASE) IN       207,346,077
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       216,289,229
IN NET ASSETS

NET ASSETS

 Beginning of period              -

 End of period                   $ 216,289,229

OTHER INFORMATION
Shares

 Sold                             22,753,650

 Issued in reinvestment of        54,748
distributions

 Redeemed                         (2,694,424)

 Net increase (decrease)          20,113,974

FINANCIAL HIGHLIGHTS
                                 1999 E
YEAR ENDED JUNE 30,

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .03

Net realized and unrealized       .75
gain (loss)

Total from investment             .78
operations

Less Distributions

 From net investment income       (.02)

 In excess of net investment      (.01)
income

Total distributions               (.03)

Net asset value, end of period   $ 10.75

TOTAL RETURN B, C                 7.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 216,289
(000 omitted)

Ratio of expenses to average      1.14% A
net assets

Ratio of expenses to average      1.12% A, F
net assets after expense
reductions

Ratio of net investment           .62% A
income to average net assets

Portfolio turnover rate           59% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO
JUNE 30, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended June 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity
Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S.
dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.
Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint
Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND - CONTINUED

market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $221,335,261 and $34,264,910, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $19,623 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $11,287 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $470 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth & Income II Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth & Income II Portfolio (a fund of Fidelity Hastings
Street Trust) at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth & Income II Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   August 6, 1999

DISTRIBUTIONS

The Board of Trustees of Fidelity Growth & Income II Portfolio voted to pay on August 9, 1999, to shareholders of record at the opening of business on August 6, 1999, a distribution of $.05 per share derived from capital gains realized from sales of portfolio securities.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0  To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free
Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD
AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE
WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU
SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL
BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY
MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS

Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan (registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated
 Service  Telephone (Automated Graphic)   1-800-544-5555
(Automated Graphic) AUTOMATED LINE FOR QUICKEST SERVICE

GII-ANN-0899    82096
1.723705.100

(Fidelity Logo Graphic)(Registered Trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
